Derivative instruments and hedging activities - Net Investment Hedges (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Other comprehensive income (loss)	¥ (29)	¥ 3	¥ 17
Long-term borrowings [Member]
Derivative [Line Items]
Other comprehensive income (loss)	(15)	4	17
Foreign exchange contracts [Member]
Derivative [Line Items]
Other comprehensive income (loss)	¥ (14)	¥ (1)	¥ 0